SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Term of lease	Term of lease
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years	7 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years	10 years